UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management (Offshore) LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

Form 13F File Number: 028-11215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Douglas Troob
Title:            Managing Member
Phone:            (914) 694-5777

Signature, Place, and Date of Signing:

     /s/ Douglas Troob          White Plains, New York        August 11, 2008
     -----------------          ----------------------        --------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $15,068 (thousands)


List of Other Included Managers:

   None.


                                                            FORM 13F

QTR ENDED: 06/30/08                 Name of Reporting Manager:       Troob Capital Management (Offshore) LLC       (SEC USE ONLY)

        Item 1:            Item 2:       Item3:     Item 4:             Item 5:          Item 6:   Item 7:           Item 8:
     Name of Issuer     Title of Class   CUSIP     Fair Market   Shares or             Investment   Other        Voting Authority
                                                     Value       Principal   Sh/ Put/  Discretion  Managers    (a)      (b)    (c)
                                                   (x $1000)     Amount      Prn Call                          Sole   Shared  None
Calpine Corp.                 COM NEW    131347304     94            4,150   SH          Sole                      4,150
Charter Communications Inc D  CL A       16117M107     32           30,200   SH          Sole                     30,200
Chiquita Brands Int           COM        170032809    924           60,900   SH          Sole                     60,900
Constar International Inc New COM        21036U107  1,228          489,177   SH          Sole                    489,177
Federal Mogul                 CL A       313549404  1,643          101,881   SH          Sole                    101,881
Hayes Lemmerz Intl            COM NEW    420781304  6,790        2,390,987   SH          Sole                  2,390,987
IShares Russell 2000          COM        464287955    308            1,290   SH  Puts    Sole                      1,290
IShares Russell 2000          COM        464287905    459            3,506   SH  Calls   Sole                      3,506
Smurfit-Stone Container Corp  COM        832727101    724          177,950   SH          Sole                    177,950
Tronox Inc                    CL A       897051108  1,228          388,590   SH          Sole                    388,590
Valassis Communications       COM        918866104  1,598          127,650   SH          Sole                    127,650
Young Broadcasting Cl A       CL A       987434107     40          282,300   SH          Sole                    282,300

                                       Value:      15,068

                                       Count:          12